Accounting Policies, by Policy (Policies)	6 Months Ended
Jun. 30, 2025
Summary of Significant Accounting Policies [Abstract]
Use of Estimates and Assumptions

Use of Estimates and Assumptions

The preparation of unaudited condensed consolidated financial statements in conformity with U.S. GAAP requires the management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. These estimates and judgments are based on historical information, information that is currently available to the Company and on various other assumptions that the Company believes to be reasonable under the circumstances. Significant estimates required to be made by management, include, but are not limited to, the allowance for expected credit loss and uncertain tax position. Actual results could differ from those estimates, and as such, differences could be material to the unaudited condensed consolidated financial statements.

Functional Currency and Foreign Currency Translation and transaction

Functional Currency and Foreign Currency Translation and transaction

The functional currency of the Company and its subsidiaries is the U.S. Dollars (“US$” or “$”). The Company’s unaudited condensed consolidated financial statements are reported using the US$. Foreign currency transaction gains and losses are recognized upon settlement of foreign currency transactions. In addition, for unsettled foreign currency transactions, foreign currency transaction gains and losses are recognized for changes between the transaction exchange rates and month-end exchange rates. Foreign currency transaction gains and losses are included in other income (expense), net, in the accompanying unaudited condensed consolidated statements of operations and comprehensive income in the period incurred.

Cash

Cash

Cash includes cash on hand and demand deposits in accounts maintained with commercial banks that can be added or withdrawn without limitation. The Company maintains the bank accounts in Hong Kong. Cash balances in bank accounts in Hong Kong are insured under the Deposit Protection Scheme introduced by the Hong Kong Government for a maximum amount of approximately US$102,564 (HK$800,000). Cash balances in bank accounts in Hong Kong are not otherwise insured by the Federal Deposit Insurance Corporation or other programs.

Accounts Receivable

Accounts Receivable

Accounts receivable is recognized and carried at original invoiced amount less an allowance for expected credit loss.

The Company adopted ASU 2016-13, Financial Instruments – Credit Losses (Topic 326), Measurement of Credit Losses on Financial Instruments. This standard replaces the “incurred loss methodology” credit impairment model with a new forward-looking methodology that reflects expected credit losses and requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates. In applying this standard, the Company has adopted the loss rate methodology to estimate historical losses on accounts receivable. The Company has adopted the aging methodology to estimate the credit losses on accounts receivable. The historical data is adjusted to account for forecasted changes in the macroeconomic environment in order to calculate the current expected credit loss.

Prepayments

Prepayments

Prepayments represent advance payments made to the service providers for future services. Prepayments are short-term in nature and are reviewed periodically to determine whether their carrying value has become impaired. The Company considers the assets to be impaired if the realizability of the prepayments becomes doubtful. For the six months ended June 30, 2025, 2024 and 2023, there was no impairment recorded as the Company considers all of the prepayments fully realizable.

Deferred IPO costs

Deferred IPO costs

The Company capitalizes certain legal, consultancy and other professional fees that are directly associated with in process equity financings as deferred IPO costs until such financings are consummated. After consummation of the equity financing, these costs are recorded in shareholders’ equity as a reduction of additional paid in capital generated as a result of the offering. Should the equity financing for which those costs relate no longer be considered probable of being consummated, all deferred offering costs will be charged to operating expenses in the statement of operations and comprehensive income at such time.

Lease

Lease

The Company adopted ASU 2016-02 Leases (Topic 842) (“Topic 842”) issued by the FASB. The adoption of Topic 842 resulted in the presentation of operating lease right-of-use assets and operating lease liabilities on the unaudited condensed consolidated balance sheets.

The Company has assessed the following: (i) whether any expired or existing contracts are or contains a lease, (ii) the lease classification for any expired or existing leases, and (iii) initial direct costs for any expired or existing leases (i.e. whether those costs qualify for capitalization under ASU 2016-02). The Company also elected the short-term lease exemption for certain classes of underlying assets including office space, warehouses and equipment, with a lease term of 12 months or less.

The Company determines whether an arrangement is or contain a lease at inception. A lease for which substantially all the benefits and risks incidental to ownership remain with the lessor is classified by the lessee as an operating lease. All leases of the Company are currently classified as operating leases. Operating leases are included in operating lease right-of-use (“ROU”) assets, operating lease liability, current, and operating lease liability, non-current in the Company’s unaudited condensed consolidated balance sheets.

ROU assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent its obligation to make lease payments arising from the lease. The operating lease ROU assets and lease liabilities are recognized at lease commencement date based on the present value of lease payments over the lease term. As most of the Company’s leases do not provide an implicit rate, the Company uses its incremental borrowing rate based on the information available at lease commencement date in determining the present value of lease payments. The operating lease ROU assets also includes any lease payments made and excludes lease incentives. The Company’s lease terms may include options to extend or terminate the lease. Renewal options are considered within the ROU assets and lease liabilities when it is reasonably certain that the Company will exercise that option. Lease expenses for lease payments are recognized on a straight-line basis over the lease term.

For operating leases with a term of one year or less, the Company has elected not to recognize a lease liability or ROU asset on its unaudited condensed consolidated balance sheets. Instead, it recognizes the lease payments as expenses on a straight-line basis over the lease term. Short-term lease costs are immaterial to its unaudited condensed consolidated statements of operations and cash flows. The Company has operating lease agreements with insignificant non-lease components and has elected the practical expedient to combine and account for lease and non-lease components as a single lease component.

The Company reviews the impairment of its ROU assets consistent with the approach applied for its other long-lived assets. The Company reviews the recoverability of its long-lived assets when events or changes in circumstances occur that indicate that the carrying value of the asset may not be recoverable. The assessment of possible impairment is based on its ability to recover the carrying value of the asset from the expected undiscounted future pre-tax cash flows of the related operations. The Company has elected to include the carrying amount of operating lease liabilities in any tested asset group and include the associated operating lease payments in the undiscounted future pre-tax cash flows.

During the six months ended June 30, 2024, the Company recognized respectively, ROU assets and operating lease liabilities of $70,378 and $70,378, in the unaudited condensed consolidated balance sheets.

Revenue Recognition

Revenue Recognition

The Company adopted the revenue standard Accounting Standards Codification (“ASC”) 606, Revenue from Contracts with Customers. The core principle of the revenue standard is that a company should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the company expects to be entitled in exchange for those goods or services. The following five steps are applied to achieve that core principle:

Step 1: Identify the contract with the customer

Step 2: Identify the performance obligations in the contract

Step 3: Determine the transaction price

Step 4: Allocate the transaction price to the performance obligations in the contract

Step 5: Recognize revenue when the company satisfies a performance obligation.

The Company generally recognizes sales and distribution of marine fuel revenue on a gross basis as the Company has control of the products or services before they are delivered to the Company’s customers. In drawing this conclusion, the Company considered various factors, including latitude in establishing the sales price, discretion in the supplier selection and that the Company is normally the primary obligor in the Company’s sales arrangements.

Revenue from the sales and distribution of marine fuel is recognized at a point in time when the Company’s customers obtain control of the marine fuel, which is typically upon delivery of each promised gallon or barrel to an agreed-upon delivery point. Shipping and handling activities are considered to be fulfillment activities rather than promised services and are not, therefore, considered to be separate performance obligations. The Company’s sales terms provide no right of return outside of a standard quality policy and returns are generally and have not been significant. Payment terms are generally set at 30 days after the delivery of the fuel.

Cost of Revenue	Cost of Revenue The Company’s cost of revenue is primarily comprised of the purchase of marine fuel and delivery services necessary in the course of sales and distribution of marine fuel.
Share-based compensation

Share-based compensation

The Company applied ASC 718 (‘‘ASC 718’’), Compensation—Stock Compensation, to account for its employee and non-employee share-based payments. In accordance with ASC 718, the Company determines whether an award should be classified and accounted for as a liability award or an equity award. All of the Company’s share-based awards were classified as equity awards. The Company measures the share-based compensation based on the fair value of the award at the grant date. Expense is recognized using accelerated method over the requisite service period. In accordance with ASU No. 2016-09, Compensation-Stock Compensation (Topic 718): Improvement to Employee Share-based Payment Accounting, the Company elected to account for forfeitures as they occurred.

Employee Benefit Plan

Employee Benefit Plan

Employees of the Company located in Hong Kong participate in a compulsory saving scheme (pension fund) for the retirement of residents in Hong Kong. Employees are required to contribute monthly to mandatory provident fund schemes provided by approved private organizations, according to their salaries and the period of employment. The Company is required to contribute to the plan based on certain percentages of the employees’ salaries, up to a maximum amount specified by the local government. Total expenses for the plan were $6,140, $7,413 and $3,050 for the six months ended June 30, 2025, 2024 and 2023, respectively.

Income Taxes

Income Taxes

The Company accounts for income taxes under ASC 740. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the unaudited condensed consolidated financial statement carrying amounts of existing assets and liabilities and their respective tax bases.

Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period including the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

The provisions of ASC 740-10-25, “Accounting for Uncertainty in Income Taxes,” prescribe a more-likely-than-not threshold for unaudited condensed consolidated financial statement recognition and measurement of a tax position taken (or expected to be taken) in a tax return. This interpretation also provides guidance on the recognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, and related disclosures.

Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred.

The Company believes there were no uncertain tax positions as of June 30, 2025 and December 31, 2024, respectively. The Company does not expect that its assessment regarding unrecognized tax positions will materially change over the next 12 months. The Company is not currently under examination by an income tax authority, nor has been notified that an examination is contemplated. As of June 30, 2025, income tax returns for the years ended December 31, 2018 through December 31, 2024 for Petrolink Hong Kong remain open for statutory examination by Hong Kong tax authorities.

Earnings Per Share

Earnings Per Share

The Company computes earnings per share (“EPS”) in accordance with ASC 260, “Earnings per Share” (“ASC 260”). ASC 260 requires companies with complex capital structures to present basic and diluted EPS. Basic EPS are computed by dividing income available to ordinary shareholders of the Company by the weighted average ordinary shares outstanding during the period. Diluted EPS takes into account the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised and converted into ordinary shares. For the six months ended June 30, 2025, 2024 and 2023, there were no dilutive shares.

The Company effectuated a share split of its issued and outstanding shares at a ratio of 11,250,000 for one on July 11, 2024. As a result, the number of shares issued and outstanding increased from 1 to 11,250,000 with no par value. The EPS for the six months ended June 30, 2025, 2024 and 2023, including its opening balances presented has been adjusted to reflect the increased number of shares. The share split did not impact the total equity or net income of the Company.

Commitments and Contingencies

Commitments and Contingencies

In the normal course of business, the Company is subject to contingencies, such as legal proceedings and claims arising out of its business, which cover a wide range of matters. Liabilities for contingencies are recorded when it is probable that a liability has been incurred and the amount of the assessment can be reasonably estimated.

If the assessment of a contingency indicates that it is probable that a material loss is incurred and the amount of the liability can be estimated, then the estimated liability is accrued in the Company’s financial statements. If the assessment indicates that a potentially material loss contingency is not probable, but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, together with an estimate of the range of possible loss, if determinable and material, would be disclosed.

Loss contingencies considered remote are generally not disclosed unless they involve guarantees, in which case the nature of the guarantee would be disclosed.

Related parties

Related parties

Parties, which can be a corporation or individual, are considered to be related if the Company has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Companies are also considered to be related if they are subject to common control or common significant influence, such as a family member or relative, shareholder, or a related corporation.

Significant Risks

Significant Risks

Currency Risk

Other than the Group’s sales and purchases activities are transacted in US$, the Group’s other operating activities are transacted in HK$. Foreign exchange risk arises from future commercial transactions, recognized assets and liabilities and net investments in foreign operations. The Group considers the foreign exchange risk in relation to transactions denominated in HK$ with respect to US$ is not significant as HK$ is pegged to US$.

Concentration and Credit Risk

Financial instruments that potentially subject the Company to the concentration of credit risks consist of cash and cash equivalents and accounts receivable. The maximum exposures of such assets to credit risk are their carrying amounts as of the balance sheet dates. The Company deposits its cash and cash equivalents with financial institutions located in Hong Kong. As of June 30, 2025 and December 31, 2024, $2,687,404 and $4,792,421 were deposited with financial institutions located in Hong Kong. The Deposit Protection Scheme introduced by the Hong Kong Government insured each depositor at one bank for a maximum amount of US$102,564 (HK$800,000). Otherwise, these balances are not covered by insurance. The Company believes that no significant credit risk exists as these financial institutions have high credit quality and the Company has not incurred any losses related to such deposits.

For the credit risk related to accounts receivable, the Company adopted ASU 2016-13, Financial Instruments – Credit Losses (Topic 326), Measurement of Credit Losses on Financial Instruments. The Company performs periodic credit evaluations of its customers’ financial condition and generally does not require collateral. The Company has adopted the loss rate methodology to estimate historical losses on accounts receivable. The Company has adopted the aging methodology to estimate the credit losses on accounts receivable. The historical data is adjusted to account for forecasted changes in the macroeconomic environment in order to calculate the current expected credit loss. The Company seeks to maintain strict control over its outstanding receivables. Overdue balances are reviewed regularly by the Directors. The Company believes that no significant credit risk exists as the risk is mitigated by the Company’s assessment of its customers’ creditworthiness, years of relationship and its ongoing monitoring of outstanding balances. As of June 30, 2025 and December 31, 2024, the balance of allowance for expected credit loss were nil and $5,740,368, respectively.

For the six months ended June 30, 2025, 2024 and 2023, most of the Company’s assets were located in Hong Kong and most of the Company’s revenue were derived from its subsidiary located in Hong Kong. The Company has a concentration of its revenue, purchases, accounts receivable and accounts payable with specific customers and suppliers.

For the six months ended June 30, 2025, two customers accounted for approximately 27.5% and 11.7% of the Company’s total revenue. For the six months ended June 30, 2024, two customers accounted for approximately 23.3% and 13.1% of the Company’s total revenue. For the six months ended June 30, 2023, one customer accounted for approximately 20.3% of the Company’s total revenue.

As of June 30, 2025, one customer account receivable accounted for approximately 67.2% of the total accounts receivable. As of December 31, 2024, two customers’ accounts receivable accounted for approximately 49.4% and 11.6% of the total accounts receivable.

For the six months ended June 30, 2025, two suppliers accounted for approximately 32.8% and 26.1% of the Company’s total purchases. For the six months ended June 30, 2024, three suppliers accounted for approximately 35.8%, 15.8% and 12.7% of the Company’s total purchases. For the six months ended June 30, 2023, two suppliers accounted for approximately 46.7% and 23.0% of the Company’s total purchases.

As of June 30, 2025, three suppliers’ accounts payable accounted for approximately 40.4%, 25.7% and 15.3% of the total accounts payable. As of December 31, 2024, five suppliers’ accounts payable accounted for approximately 26.7%, 26.1%, 15.7%, 13.6% and 11.8% of the total accounts payable.

Recently Accounting Pronouncements

Recently Accounting Pronouncements

The Company considers the applicability and impact of all accounting standards updates (“ASUs”). Management periodically reviews new accounting standards that are issued. Under the Jumpstart Our Business Startups Act of 2012, as amended (the “JOBS Act”), the Company meets the definition of an emerging growth company, or EGC, and has elected the extended transition period for complying with new or revised accounting standards, which delays the adoption of these accounting standards until they would apply to private companies.

In November 2024, the FASB issued ASU 2024-03, Income Statement — Reporting Comprehensive Income (Topic 220-40): Expense Disaggregation Disclosures (“ASU 2024-03”). This update requires, among other things, more detailed disclosure about types of expenses in commonly presented expense captions such as cost of sales and selling, general, and administrative expenses, and is intended to improve the disclosures about an entity’s expenses including purchases of inventory, employee compensation, depreciation and amortization. ASU 2024-03 is effective for fiscal years beginning after December 15, 2026, and interim periods within fiscal years beginning after December 15, 2027. Management is currently evaluating the impact of the on its consolidated financial statements and related disclosures.

The Group does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on the unaudited condensed consolidated financial position, statements of operations and cash flows.